Post-employment Benefits - Net periodic (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Post-employment Benefits
Service cost	$ 148,987	$ 131,662
Interest cost	187,470	193,344
Prior service cost for plan amendments	40,542	46,846
Interest on plan assets	(84,973)	(112,788)
Net periodic cost	$ 292,026	$ 259,064